CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 113.0	$ 56.6	$ 70.2
Accounts receivable, net	488.7	444.9	644.3
Inventory, net	1,068.9	1,226.3	1,172.1
Other current assets	71.8	78.4	71.4
Total current assets	1,742.4	1,806.2	1,958.0
Property, plant and equipment	6,488.4	6,466.0	6,388.4
Accumulated depreciation	(4,432.7)	(4,379.5)	(4,175.2)
Property, plant and equipment, net	2,055.7	2,086.5	2,213.2
Other non-current assets:
Investments in affiliates		70.7	388.7
Other non-current assets		121.0	268.1
Other non-current assets	189.2	191.7
TOTAL ASSETS	3,987.3	4,084.4	4,828.0
Current liabilities:
Accounts payable	643.3	703.4	803.1
Accrued liabilities	270.0	261.5	266.5
Current portion of pension and other postretirement benefit obligations	78.4	77.7	55.6
Total current liabilities	991.7	1,042.6	1,125.2
Non-current liabilities:
Long-term debt	2,336.4	2,354.1	2,422.0
Pension and other postretirement benefit obligations	1,132.4	1,146.9	1,225.3
Other non-current liabilities	138.4	136.4	132.5
TOTAL LIABILITIES	4,598.9	4,680.0	4,905.0
Equity (deficit):
Common stock, authorized 300,000,000 shares of $.01 par value each; issued 178,284,137 and 177,362,600 shares in 2015 and 2014; outstanding 177,893,562 and 177,215,816 shares in 2015 and 2014	1.8	1.8	1.8
Additional paid-in capital	2,268.8	2,266.8	2,259.1
Treasury stock, common shares at cost, 390,575 and 146,784 shares in 2015 and 2014	(2.3)	(2.0)	(1.0)
Accumulated deficit	(3,070.6)	(3,057.0)	(2,548.0)
Accumulated other comprehensive loss	(188.2)	(187.2)	(204.4)
Total stockholders' equity (deficit)	(990.5)	(977.6)	(492.5)
Noncontrolling interests	378.9	382.0	415.5
TOTAL EQUITY (DEFICIT)	(611.6)	(595.6)	(77.0)
TOTAL LIABILITIES AND EQUITY (DEFICIT)	3,987.3	4,084.4	4,828.0
Variable Interest Entity, Primary Beneficiary [Member] | SunCoke Middletown [Member]
Current assets:
Cash and cash equivalents	7.0	7.6	18.2
Inventory, net	18.7	19.8	29.6
Property, plant and equipment	421.6	421.5	420.1
Accumulated depreciation	(61.2)	(57.6)	(43.3)
Other non-current assets:
Other Assets (Liabilities), Net	(0.7)	(0.5)	(0.3)
Current liabilities:
Accounts payable	8.5	10.8	10.6
Equity (deficit):
Noncontrolling interests	376.9	380.0	413.7
Variable Interest Entity, Primary Beneficiary [Member] | Other Variable Interest Entities [Member]
Current assets:
Cash and cash equivalents	1.0	1.1	1.0
Property, plant and equipment	11.6	11.5	11.4
Accumulated depreciation	(9.5)	(9.4)	(9.3)
Other non-current assets:
Other Assets (Liabilities), Net	1.0	0.9	0.6
Equity (deficit):
Noncontrolling interests	$ 2.0	$ 2.0	$ 1.8